Restatement and reclassification (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of Restatement And Reclassification [Line Items]
Increase in revenues	$ 184,612	¥ 1,285,236	¥ 1,603,631	¥ 763,014
Increase in cost of revenues	$ 110,558	¥ 769,688	1,084,730	566,707
Restatement Adjustment [Member]
Disclosure of Restatement And Reclassification [Line Items]
Increase in revenues			550,990	194,294
Increase in cost of revenues			¥ 529,593	¥ 194,294